Fresh Start Accounting - Gain on Liabilities Subject to Compromise (Details) $ in Millions	Jul. 01, 2018 USD ($)
Liabilities Subject to Compromise [Abstract]
Senior undersecured or impaired external debt	$ 5,266
Unsecured bonds	2,334
Newbuild claims	1,064
Accrued interest payable	49
Derivatives previously recorded at fair value	249
Accounts payable and other liabilities	84
Amount due to related party	4
Liabilities subject to compromise	9,050
Less: Distribution from cash pool to holders of general unsecured claims on emergence
Liabilities Subject to Compromise [Abstract]
Adjustments, increase (decrease), gain on settlement of liabilities subject to compromise	(2)
Less: Undistributed cash pool balance for holders of general unsecured claims on emergence
Liabilities Subject to Compromise [Abstract]
Adjustments, increase (decrease), gain on settlement of liabilities subject to compromise	(35)
Less: Payment to newbuild counterparty members
Liabilities Subject to Compromise [Abstract]
Adjustments, increase (decrease), gain on settlement of liabilities subject to compromise	(17)
Less: Fair value of equity issued to holders of general unsecured claims
Liabilities Subject to Compromise [Abstract]
Adjustments, increase (decrease), gain on settlement of liabilities subject to compromise	(498)
Less: Reinstatement of amount due to related party
Liabilities Subject to Compromise [Abstract]
Adjustments, increase (decrease), gain on settlement of liabilities subject to compromise	(4)
Less: Reinstatement of trade accounts payable
Liabilities Subject to Compromise [Abstract]
Adjustments, increase (decrease), gain on settlement of liabilities subject to compromise	(84)
Less: Reinstatement of senior undersecured or impaired external debt
Liabilities Subject to Compromise [Abstract]
Adjustments, increase (decrease), gain on settlement of liabilities subject to compromise	(5,266)
Less: Recognition of adequate protection payments on senior undersecured or impaired external debt
Liabilities Subject to Compromise [Abstract]
Adjustments, increase (decrease), gain on settlement of liabilities subject to compromise	(186)
Reorganization Adjustments
Liabilities Subject to Compromise [Abstract]
Adjustments, increase (decrease), gain on settlement of liabilities subject to compromise	$ 2,958